Liabilities related to associates and joint ventures (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional provisions related to environment	$ 193
Discounted rate	6.90%	7.30%
Financial debt held by creditors				$ 4,800
Long-term unsecured debt				$ 3,900
Fund of reparation and compensation programs	$ 1,000
Additional contributions	$ 326
USD [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount			$ 31,700
Expenses incurred			7,900
Compensation amount to be paid			18,000
Performance obligation amount			5,800
BRL [Member]
IfrsStatementLineItems [Line Items]
Definitive agreement amount			170,000
Expenses incurred			38,000
Compensation amount to be paid			100,000
Performance obligation amount			$ 32,000